PENSION PLANS - Expected Future Benefit Payments (Details) (Pension plans, USD $) In Thousands, unless otherwise specified	Dec. 30, 2012
Pension plans
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2013	$ 36,340
2014	31,497
2015	32,758
2016	32,181
2017	34,019
2018-2022	$ 180,877